Sales of Equity Method Investments - Summarized Financial Information For Equity Method Investments (Q3) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of operations
Gross loss	$ (8,039,000)	$ 2,866,000			$ (23,970,000)	$ 8,464,000	$ 3,639,000	$ (1,951,000)
Net loss	(22,916,000)	(2,840,000)	$ (59,792,000)	$ (3,356,000)	(82,707,000)	(6,196,000)	(15,924,000)	(13,495,000)
Share of net loss from equity method investment	$ (400)	$ (186,000)			$ (354,000)	$ (345,000)	1,399,000	(709,000)
Dimension Energy LLC
Statement of operations
Total revenue							22,570,000	0
Gross loss							17,360,000	0
Loss from operations							9,185,000	(3,413,000)
Net loss							5,933,000	(2,987,000)
Share of net loss from equity method investment							$ 1,399,000	$ (709,000)